MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND    TWO WORLD TRADE CENTER,
MINERALS TRUST                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998

DEAR SHAREHOLDER:

The fiscal year ended October 31, 1998, continued to be a difficult period for gold and other precious metals. Several factors contributed to gold's struggle during the period under review. Probably the most significant factor was the low rate of inflation in the United States. Another negative influence was the decision by several European central banks to sell gold reserves to meet European Monetary Union (EMU) requirements for reduced budget deficits. Also, because gold tends to perform poorly when the U.S. dollar is strong, the price of bullion suffered as the U.S. dollar continued to outpace all other major currencies, particularly the Japanese yen. The financial woes of the Asian economies during the period reinforced the U.S. dollar's strength, thus contributing to the downward pressure on the price of gold.

Gold opened the period at a 12-year low of $311 per ounce and dropped to a 19-year low of $273 per ounce in August. In September, anticipation that the Federal Reserve Board would ease monetary policy resulted in a weakening of the U.S. dollar and an increase in the gold price. Bullion ended the period under review at $293 per ounce.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended October 31, 1998, the average precious metals fund, as measured by the Lipper Gold-Oriented Funds Index, returned -25.29 percent. Morgan Stanley Dean Witter Precious Metals and Minerals Trust was no exception, as its Class B shares posted a total return of -26.86 percent. During the same period, the Fund's Class A, C and D shares returned -26.38 percent, -26.75 percent and -26.68 percent, respectively. The performance of the Fund's four share classes varies, because each class has different expenses. The broader market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500), earned a 21.99 percent return. The

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1998, CONTINUED

accompanying chart illustrates the performance of a $10,000 investment in the Fund's Class B shares versus that of similar hypothetical investments in the Lipper Gold-Oriented Funds Index and the S&P 500.

At period end, the Fund's key portfolio holdings included Stillwater Mining, Euro-Nevada Mining, Placer Dome, Barrick Gold and Battle Mountain Gold. Geographically, the Fund's assets were 46 percent invested in Canada, 32 percent in the United States, 18 percent in Australia and 3 percent in the United Kingdom.

LOOKING AHEAD

The spread of the "Asian flu" to Russia and Latin America has led to concerns about whether the United States can withstand growing outside financial pressures. If the health of the U.S. economy appears threatened, as the economies of Latin America experience further difficulties and Japan seeks to resolve its financial problems, we would expect pressures on the U.S. dollar. This trend would likely create more interest in gold as a hedge for the dollar and would be positive for bullion over the long term, because gold is considered a safe haven in times of financial uncertainty. Precious metals stocks should also perform well in such an environment.

We believe that the long-term outlook for precious metals is promising. Supply is slowing as high-cost mines close, and demand is currently strong. Future trends may depend on the impact that the upcoming European Monetary Union has on the market. Also, if the reactions of the world's central bankers to the ongoing global financial crisis lead to higher inflation, we could expect to see an increase in the price of gold.

We appreciate your ongoing support of Morgan Stanley Dean Witter Precious Metals and Minerals Trust and look forward to continuing to serve your investment objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND
MINERALS TRUST
FUND PERFORMANCE OCTOBER 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000--CLASS B
      ($ in Thousands)
                                Fund     S&P 500(4)   Lipper(5)
August 6, 1990                  $10,000      $10,000    $10,000
October 31, 1990                 $8,570       $9,179     $8,663
October 31, 1991                 $8,675      $12,251     $9,060
October 31, 1992                 $7,984      $13,469     $7,436
October 31, 1993                $10,956      $15,476    $11,871
October 31, 1994                $11,634      $16,072    $13,717
October 31, 1995                $10,147      $20,313    $11,157
October 31, 1996                $11,764      $25,200    $13,248
October 31, 1997                 $7,848      $33,277     $8,554
October 31, 1998              $5,740(3)      $40,594     $6,390

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                     CLASS A SHARES**
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 10/31/98                                PERIOD ENDED 10/31/98
-------------------------                            -------------------------
1 Year                     (26.86)%(1)  (30.52)%(2)  1 Year                     (26.38)%(1)   (30.25)%(2)
5 Years                    (12.13) (1)  (12.44) (2)  Since Inception (7/28/97)  (30.25) (1)   (33.18) (2)
Since Inception (8/6/90)    (6.52) (1)   (6.52) (2)

                CLASS C SHARES+                                     CLASS D SHARES++
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 10/31/98                                PERIOD ENDED 10/31/98
-------------------------                            -------------------------
1 Year                     (26.75)%(1)  (27.49)%(2)  1 Year                     (26.68)%(1)
Since Inception (7/28/97)  (30.69) (1)  (30.69) (2)  Since Inception (7/28/97)  (30.47) (1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on October 31, 1998.
 (4) The Standard and Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Gold-Oriented Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Gold-Oriented Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
*    The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
**   The maximum front-end sales charge for Class A is 5.25%.
+ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1998

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (99.1%)
            AUSTRALIA (18.0%)
            GOLD MINING
   600,000  Delta Gold NL..........................................................................  $   980,928
   500,000  Resolute Ltd...........................................................................      430,560
 1,250,000  Ross Mining NL.........................................................................      811,200
                                                                                                     -----------
                                                                                                       2,222,688
                                                                                                     -----------
            PRECIOUS METALS
   700,000  Acacia Resources Ltd...................................................................    1,113,840
   300,000  Lihir Gold Ltd.*.......................................................................      415,584
    25,000  Lihir Gold Ltd. (ADR)*.................................................................      662,500
   800,000  Normandy Mining Ltd....................................................................      713,856
   200,000  Ranger Minerals NL*....................................................................      549,120
                                                                                                     -----------
                                                                                                       3,454,900
                                                                                                     -----------

            TOTAL AUSTRALIA........................................................................    5,677,588
                                                                                                     -----------

            CANADA (45.9%)
            GOLD MINING
    50,000  IAMGOLD, International African Mining Gold Corp.*......................................      141,005
    50,000  IAMGOLD, International African Mining Gold Corp. - 144A*...............................      141,005
   100,000  Sutton Resources Ltd.*.................................................................      385,738
   200,000  Yamana Resources, Inc.*................................................................      154,295
                                                                                                     -----------
                                                                                                         822,043
                                                                                                     -----------
            PRECIOUS METALS
    90,000  Aber Resources Ltd.*...................................................................      504,700
   200,000  Agnico-Eagle Mines Ltd.................................................................      998,379
    85,000  Barrick Gold Corp......................................................................    1,816,875
   200,000  Cambior Inc. (ADR).....................................................................    1,000,000
   135,000  Euro-Nevada Mining Corp................................................................    2,109,238
    75,000  Franco Nevada Mining Corp. Ltd.........................................................    1,446,515
   350,000  Geomaque Explorations Ltd.*............................................................      349,433
   200,000  Greenstone Resources Ltd.*.............................................................      286,548
   300,000  Meridian Gold Inc.*....................................................................    1,556,250
   125,000  Placer Dome, Inc. (ADR)................................................................    1,968,750
   100,000  Prime Resources Group, Inc. (ADR)......................................................      849,271
   125,000  Repadre Capital Corp.*.................................................................      202,593
   650,000  Vengold Inc.*..........................................................................      526,742
                                                                                                     -----------
                                                                                                      13,615,294
                                                                                                     -----------
            TOTAL CANADA...........................................................................   14,437,337
                                                                                                     -----------

            UNITED KINGDOM (3.1%)
            OTHER METALS/MINERALS
    20,000  Rio Tinto PLC (ADR)....................................................................      990,000
                                                                                                     -----------

            UNITED STATES (32.0%)
            CONSUMER SPECIALTIES
    50,000  Lazare Kaplan International, Inc.*.....................................................      387,500
                                                                                                     -----------

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            OTHER METALS/MINERALS
    75,000  Freeport-McMoran Copper & Gold, Inc. (Class A).........................................  $   895,313
    20,000  Freeport-McMoran Copper & Gold, Inc. (Class B).........................................      246,250
                                                                                                     -----------
                                                                                                       1,141,563
                                                                                                     -----------
            PRECIOUS METALS
   300,000  Battle Mountain Gold Co................................................................    1,631,250
   125,000  Crown Resources Corp.*.................................................................      312,500
    85,000  Getchell Gold Corp.*...................................................................    1,487,500
   100,000  Homestake Mining Co....................................................................    1,187,500
    70,375  Newmont Mining Corp....................................................................    1,495,469
    75,000  Stillwater Mining Co.*.................................................................    2,428,125
                                                                                                     -----------
                                                                                                       8,542,344
                                                                                                     -----------

            TOTAL UNITED STATES....................................................................   10,071,407
                                                                                                     -----------

            ZIMBABWE (0.1%)
            OTHER METALS/MINERALS
   120,000  Zimbabwe Platinum Mines Ltd.*..........................................................       29,203
                                                                                                     -----------

            TOTAL COMMON STOCKS
            (IDENTIFIED COST $39,486,619)..........................................................   31,205,535
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (2.2%)
            REPURCHASE AGREEMENT
$      684  The Bank of New York 5.125% due 11/02/98 (dated 10/30/98; proceeds $683,945)
              (IDENTIFIED COST $683,653) (a).......................................................      683,653
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $40,170,272) (b)..........................................................  101.3 %   31,889,188

LIABILITIES IN EXCESS OF OTHER ASSETS......................................................   (1.3)      (420,898)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 31,468,290
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $697,301 Student Loan Marketing Association 5.077% due 11/19/98 valued at $697,326.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,346,405 and the aggregate gross unrealized depreciation is $10,627,489, resulting in net unrealized depreciation of $8,281,084.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $40,170,272)...............................................................  $ 31,889,188
Receivable for:
    Shares of beneficial interest sold........................................................       149,650
    Dividends.................................................................................        30,654
Prepaid expenses and other assets.............................................................        39,781
                                                                                                ------------
     TOTAL ASSETS.............................................................................    32,109,273
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       283,981
    Investments purchased.....................................................................       254,856
    Plan of distribution fee..................................................................        27,378
    Investment management fee.................................................................        22,099
Accrued expenses and other payables...........................................................        52,669
                                                                                                ------------
     TOTAL LIABILITIES........................................................................       640,983
                                                                                                ------------
     NET ASSETS...............................................................................  $ 31,468,290
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $ 60,013,917
Net unrealized depreciation...................................................................    (8,281,197)
Accumulated net investment loss...............................................................      (127,339)
Accumulated net realized loss.................................................................   (20,137,091)
                                                                                                ------------
     NET ASSETS...............................................................................  $ 31,468,290
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $91,152
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        18,054
     NET ASSET VALUE PER SHARE................................................................         $5.05
                                                                                                ------------
                                                                                                ------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)........................................         $5.33
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................   $30,005,023
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     5,990,376
     NET ASSET VALUE PER SHARE................................................................         $5.01
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................    $1,045,540
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       208,707
     NET ASSET VALUE PER SHARE................................................................         $5.01
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................      $326,575
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        64,942
     NET ASSET VALUE PER SHARE................................................................         $5.03
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1998

NET INVESTMENT LOSS:

INCOME
Dividends (net of $14,613 foreign withholding tax)............................................  $    247,239
Interest......................................................................................       145,797
                                                                                                ------------

     TOTAL INCOME.............................................................................       393,036
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................           147
Plan of distribution fee (Class B shares).....................................................       306,235
Plan of distribution fee (Class C shares).....................................................         9,392
Investment management fee.....................................................................       256,380
Registration fees.............................................................................        88,745
Transfer agent fees and expenses..............................................................        86,657
Professional fees.............................................................................        53,618
Shareholder reports and notices...............................................................        49,175
Custodian fees................................................................................        16,621
Trustees' fees and expenses...................................................................        10,804
Other.........................................................................................         7,989
                                                                                                ------------

     TOTAL EXPENSES...........................................................................       885,763
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................      (492,727)
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments...............................................................................    (9,648,954)
    Foreign exchange transactions.............................................................          (629)
                                                                                                ------------

     NET LOSS.................................................................................    (9,649,583)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................      (420,844)
    Translation of other assets and liabilities denominated in foreign currencies.............            22
                                                                                                ------------

     NET DEPRECIATION.........................................................................      (420,822)
                                                                                                ------------

     NET LOSS.................................................................................   (10,070,405)
                                                                                                ------------

NET DECREASE..................................................................................  $(10,563,132)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR    FOR THE YEAR
                                                                            ENDED           ENDED
                                                                         OCTOBER 31,     OCTOBER 31,
                                                                            1998            1997*
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...................................................  $   (492,727)   $   (575,376)
Net realized loss.....................................................    (9,649,583)     (9,101,223)
Net change in unrealized depreciation.................................      (420,822)     (9,193,959)
                                                                        -------------   -------------

     NET DECREASE.....................................................   (10,563,132)    (18,870,558)
                                                                        -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class B shares....................................................       --             (656,572)
Net realized gain
    Class B shares....................................................       --           (3,712,483)
                                                                        -------------   -------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................       --           (4,369,055)
                                                                        -------------   -------------
Net increase from transactions in shares of beneficial interest.......     3,551,128         878,665
                                                                        -------------   -------------

     NET DECREASE.....................................................    (7,012,004)    (22,360,948)

NET ASSETS:
Beginning of period...................................................    38,480,294      60,841,242
                                                                        -------------   -------------

     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSSES OF $127,339 AND $191,129,
    RESPECTIVELY).....................................................  $ 31,468,290    $ 38,480,294
                                                                        -------------   -------------
                                                                        -------------   -------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Precious Metals and Minerals Trust (the "Fund"), formerly Dean Witter Precious Metals and Minerals Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund will attempt to achieve its investment objective by investing principally in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals or in companies engaged in financing, managing, controlling or operating companies engaged in these activities and also by investing a portion of its assets in gold, silver, platinum and palladium bullion and coins. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on August 6, 1990. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,830,463 at October 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $81,003 and $1,677, respectively and received approximately $4,714 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1998 aggregated $15,521,451 and $10,677,356, respectively.

For the year ended October 31, 1998, the Fund incurred $13,415 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the year ended October 31, 1998, the Fund incurred $2,500 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $500.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1998             OCTOBER 31, 1997*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      163,290   $      830,904         4,703   $     37,724
Redeemed.........................................................     (149,939)        (771,988)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       13,351           58,916         4,703         37,724
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................   10,593,880       59,088,953    12,331,939    111,539,261
Reinvestment of dividends and distributions......................      --              --             402,436      4,004,238
Redeemed.........................................................  (10,149,788)     (56,742,708)  (12,648,999)  (115,262,441)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................      444,092        2,346,245        85,376        281,058
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES
Sold.............................................................      604,559        3,428,478        95,151        732,145
Redeemed.........................................................     (465,261)      (2,500,980)      (25,742)      (182,272)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................      139,298          927,498        69,409        549,873
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES
Sold.............................................................      362,666        2,036,922         1,259         10,010
Redeemed.........................................................     (298,983)      (1,818,453)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................       63,683          218,469         1,259         10,010
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................      660,424   $    3,551,128       160,747   $    878,665
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through October 31, 1997.

6. FEDERAL INCOME TAX STATUS

At October 31, 1998, the Fund had a net capital loss carryover of approximately $20,110,000 of which $10,239,000 will be available through October 31, 2005 and $9,871,000 will be available through October 31, 2006 to offset future capital gains to the extent provided by regulations.

As of October 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to a net operating loss and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $404,421, accumulated net realized loss was charged $152,096 and net investment loss was credited $556,517.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1998, CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1998, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED OCTOBER 31
                                          ----------------------------------------------------------------
                                           1998++       1997*++         1996          1995          1994
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period....  $   6.85      $  11.14      $   9.77      $  11.45      $  10.80
                                          --------      --------      --------      --------      --------

Income (loss) from investment
 operations:
   Net investment loss..................     (0.09)        (0.10)        (0.10)        (0.08)        (0.06)
   Net realized and unrealized gain
   (loss)...............................     (1.75)        (3.35)         1.66         (1.38)         0.73
                                          --------      --------      --------      --------      --------

Total income (loss) from investment
 operations.............................     (1.84)        (3.45)         1.56         (1.46)         0.67
                                          --------      --------      --------      --------      --------

Less dividends and distributions from:
   Net investment income................     --            (0.13)        --            --            --
   Net realized gain....................     --            (0.71)        (0.19)        (0.22)        (0.02)
                                          --------      --------      --------      --------      --------

Total dividends and distributions.......     --            (0.84)        (0.19)        (0.22)        (0.02)
                                          --------      --------      --------      --------      --------

Net asset value, end of period..........  $   5.01      $   6.85      $  11.14      $   9.77      $  11.45
                                          --------      --------      --------      --------      --------
                                          --------      --------      --------      --------      --------

TOTAL RETURN+...........................    (26.86)%      (33.29)%       15.93%       (12.78)%        6.18%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................      2.78%(1)      2.36%         2.27%         2.29%         2.28%

Net investment loss.....................     (1.55)%(1)    (1.13)%       (0.84)%       (0.70)%       (0.87)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................   $30,005       $37,964       $60,841       $55,448       $73,444

Portfolio turnover rate.................        36%           53%           46%           23%           46%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED         THROUGH OCTOBER
                                                              OCTOBER 31, 1998       31, 1997
-------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $  6.86            $  7.95
                                                                   ------             ------
Loss from investment operations:
   Net investment loss......................................        (0.05)           --
   Net realized and unrealized loss.........................        (1.76)             (1.09)
                                                                   ------             ------
Total loss from investment operations.......................        (1.81)             (1.09)
                                                                   ------             ------
Net asset value, end of period..............................      $  5.05            $  6.86
                                                                   ------             ------
                                                                   ------             ------
TOTAL RETURN+...............................................       (26.38)%           (13.71)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.01%(3)           1.61%(2)
Net investment loss.........................................        (0.78)%(3)         (0.08)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $91                $32
Portfolio turnover rate.....................................           36%                53%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $6.84              $7.95
                                                                   ------             ------
Loss from investment operations:
   Net investment loss......................................        (0.09)             (0.02)
   Net realized and unrealized loss.........................        (1.74)             (1.09)
                                                                   ------             ------
Total loss from investment operations.......................        (1.83)             (1.11)
                                                                   ------             ------
Net asset value, end of period..............................        $5.01              $6.84
                                                                   ------             ------
                                                                   ------             ------
TOTAL RETURN+...............................................       (26.75)%           (13.96)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         2.78%(3)           2.37%(2)
Net investment loss.........................................        (1.55)%(3)         (0.79)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $1,046               $475
Portfolio turnover rate.....................................           36%                53%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                  FOR THE PERIOD
                                                                FOR THE YEAR      JULY 28, 1997*
                                                                   ENDED             THROUGH
                                                              OCTOBER 31, 1998   OCTOBER 31, 1997
-------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................      $  6.86            $  7.95
                                                                   ------             ------

Income (loss) from investment operations:
   Net investment income....................................         0.02            --
   Net realized and unrealized loss.........................        (1.85)             (1.09)
                                                                   ------             ------

Total loss from investment operations.......................        (1.83)             (1.09)
                                                                   ------             ------

Net asset value, end of period..............................      $  5.03            $  6.86
                                                                   ------             ------
                                                                   ------             ------

TOTAL RETURN+...............................................       (26.68)%           (13.71)%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses....................................................         1.78%(3)           1.35%(2)

Net investment income (loss)................................        (0.55)%(3)          0.22%(2)

SUPPLEMENTAL DATA:

Net assets, end of period, in thousands.....................         $327                 $9

Portfolio turnover rate.....................................           36%                53%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND
MINERALS TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER PRECIOUS METALS AND MINERALS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Precious Metals and Minerals Trust (the "Fund"), formerly Dean Witter Precious Metals and Minerals Trust at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 7, 1998

TRUSTEES

Michael Bozic                                       MORGAN STANLEY DEAN WITTER
Charles A. Fiumefreddo                              PRECIOUS METALS
Edwin J. Garn                                       AND MINERALS TRUST
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS                                            [PHOTO]

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Robert Rossetti
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS                             ANNUAL REPORT
                                                    OCTOBER 31, 1998
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.